Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
CGU: MAT Software	€ 3,241	€ 3,241		€ 3,241
CGU: e-Prototypy	743	749		800
CGU: ACTech	8,812	8,812		8,812
CGU: OrthoView	4,755	4,445		4,683
CGU: MAT NV Manufacturing (Metal)	0	177		177
CGU: Engimplan	0	0		1,894
CGU: Materialise Motion	1,175	1,175		0
Total Goodwill	€ 18,726	€ 18,599	[1]	€ 19,607	€ 17,491

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.